CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 16,822	$ 11,167	$ 4,672
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,101	5,455	4,710
Loss (gain) from change in fair value of derivatives	0	22	(9)
Net change in operating right of use asset and operating lease liability	112	18	22
Noncash financial expenses (income)	1,881	(187)	(172)
Decrease in restructuring plan provision	0	(63)	(126)
Change in allowance for credit losses	(228)	55	(182)
Share in results of affiliated companies	(1,488)	(809)	(503)
Share based compensation	1,231	395	159
Capital gains from sale of property, plant and equipment	(401)	(478)	(530)
Deferred income taxes, net	1,890	117	235
Changes in operating assets and liabilities:
increase in trade accounts receivable	(3,495)	(9,743)	(4,205)
Decrease (increase) in other current assets and prepaid expenses	2,235	(1,463)	(225)
increase in inventory	(7,532)	(17,165)	(5,400)
Increase (decrease) in trade accounts payable	359	2,170	(245)
Increase (decrease) in accrued expenses and other	(1,513)	4,691	4,054
Net cash provided by (used in) operating activities	14,974	(5,818)	2,255
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property, plant and equipment	900	1,275	2,002
Purchase of property, plant and equipment	(10,954)	(5,126)	(5,102)
Purchase of intangible assets	0	0	(479)
Net cash used in investing activities	(10,054)	(3,851)	(3,579)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(2,088)	(2,016)	(1,701)
Net change in short term loans	(4,350)	(7,650)	1,000
Proceeds from long-term loans received	0	0	712
Proceeds from issuance of ordinary shares and exercise of underwriters’ option	48,550	9,827	10,064
Issuance costs of ordinary shares and exercise of the underwriters' option	(3,182)	0	0
Proceeds from exercise of options	282	0	165
Net cash provided by financing activities	39,212	161	10,240
Net increase (decrease) in cash and cash equivalents and restricted cash	44,132	(9,508)	8,916
Cash and cash equivalents and restricted cash at beginning of period	7,434	16,942	8,026
Cash and cash equivalents and restricted cash at end of period	51,566	7,434	16,942
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	3,859	983	1,345
Reclassification of inventory to property, plant and equipment	579	155	68
Supplemental disclosure of cash flow information:
Interest paid	$ 1,001	$ 1,400	$ 1,438